Consolidated Variable Interest Entities	3 Months Ended
Mar. 31, 2017
Consolidated Variable Interest Entities Disclosure [Abstract]
Consolidated Variable Interest Entities

Note 4: Consolidated Variable Interest Entities

As of March 31, 2017 and December 31, 2016, we consolidated three variable interest entities (“VIEs”): two entities that lease hotel properties and one management company. We are the primary beneficiaries of these consolidated VIEs as we have the power to direct the activities that most significantly affect their economic performance. Additionally, we have the obligation to absorb their losses and the right to receive benefits that could be significant to them. The assets of our VIEs are only available to settle the obligations of the respective entities. Our condensed consolidated balance sheets included the assets and liabilities of these entities, which primarily comprised the following:

	March 31, 2017	December 31, 2016
	(in millions)
Cash and cash equivalents	$55	$57
Accounts receivable, net	14	14
Property and equipment, net	55	52
Deferred income tax assets	61	58
Other non-current assets	56	53
Accounts payable, accrued expenses and other	34	33
Long-term debt	222	212

During the three months ended March 31, 2017 and 2016, we did not provide any financial or other support to any VIEs that we were not previously contractually required to provide, nor do we intend to provide such support in the future.